Contractual Maturities of Finance Receivables (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	$ 1,715
2014	260
2015	153
2016	81
2017	30
Thereafter	7
Gross finance receivables	2,246
Unearned finance income	(70)
Total finance receivables	2,176
Retail Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	587
2014	260
2015	153
2016	81
2017	30
Thereafter	7
Gross finance receivables	1,118
Unearned finance income	(70)
Total finance receivables	1,048
Wholesale Portfolio
Accounts, Notes, Loans and Financing Receivable [Line Items]
2013	1,128
2014	0
2015	0
2016	0
2017	0
Thereafter	0
Gross finance receivables	1,128
Unearned finance income	0
Total finance receivables	$ 1,128